Loans Payable (Details) - USD ($)	1 Months Ended
	Apr. 26, 2018	Mar. 23, 2018	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 12, 2013	Oct. 24, 2012
Loans Payable (Details) [Line Items]
Interest due on this loan				$ 0	$ 8,212
Loans Payable [Member]
Loans Payable (Details) [Line Items]
Percentage of accrue interest		5.80%	5.00%	5.00%
Repaid loan for legal fees	$ 5,000
Principal amount			$ 45,000	$ 45,000	45,000
Interest due on this loan			$ 22,140	$ 21,549	$ 19,355
Purchase price		$ 16,963.46
Maturity date		Apr. 07, 2023
Principal and interest per month		$ 327
Loans Payable [Member] | Mr. Wesson [Member]
Loans Payable (Details) [Line Items]
Loaned amount						$ 20,000	$ 30,000